SCHEDULE OF LOANS PAYABLE FINANCIAL INSTITUTIONS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total loan payable	$ 34,282	$ 534,239
AA Loan Agreement [Member]
Short-Term Debt [Line Items]
Total loan payable		65,896
BB Loan Agreement [Member]
Short-Term Debt [Line Items]
Total loan payable		101,649
CC (CO) Loan Agreement [Member]
Short-Term Debt [Line Items]
Total loan payable	34,282	85,080
CC (EV) Loan Agreement [Member]
Short-Term Debt [Line Items]
Total loan payable		123,276
JJ (BP) Loan Agreement [Member]
Short-Term Debt [Line Items]
Total loan payable		81,299
JJ (OR) Loan Agreement [Member]
Short-Term Debt [Line Items]
Total loan payable		$ 77,039